UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	12/31/2010



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Lawrenceville, NJ          January 31, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:             25
                                                  -----------------------

Form 13F Information Table Value Total:            $133996 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     06738C778    10026     204104SH          SOLE        NONE           204104
iSHARES MSCI EAFE                 A     464287465       99       1703SH          SOLE        NONE             1703
iSHARES MSCI EMERGING MKTS        A     464287234     9530     200032SH          SOLE        NONE           200032
iSHARES MSCI EX US                A     464288240       50       1125SH          SOLE        NONE             1125
iSHARES S&P GLBL INDX             A     464287572        4         72SH          SOLE        NONE               72
iSHARES S&P MID VALUE             A     464287705    16829     211793SH          SOLE        NONE           211793
iSHARES S&P SM VALUE              A     464287879       73       1019SH          SOLE        NONE             1019
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       15        178SH          SOLE        NONE              178
iSHARES TR BARCLAYS TIPS          A     464287176        8         76SH          SOLE        NONE               76
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
iSHARES TR LEHMAN BD FD           A     464287226       68        645SH          SOLE        NONE              645
iSHARES TR S&P SMALLCAP           A     464287804       10        139SH          SOLE        NONE              139
PIMCO ENHANCED SHORT MAT          A     72201R833     7608      75543SH          SOLE        NONE            75543
RUSSELL 1000 iSHARES              A     464287622      468       6702SH          SOLE        NONE             6702
RUSSELL 2000 iSHARES              A     464287655      111       1421SH          SOLE        NONE             1421
RUSSELL 2000 VALUE iSHARES        A     464287630       11        151SH          SOLE        NONE              151
RUSSELL 3000 iSHARES              A     464287689    85518    1140996SH          SOLE        NONE          1140996
RUSSELL MIDCAP VALUE iSHARES      A     464287473      362       8052SH          SOLE        NONE             8052
S&P 500 BARRA GROWTH iSHARES      A     464287309        6         92SH          SOLE        NONE               92
S&P 500 iSHARES                   A     464287200      428       3390SH          SOLE        NONE             3390
SPDR TRUST UNIT SR                A     78462F103        9         73SH          SOLE        NONE               73
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        2         44SH          SOLE        NONE               44
VANGUARD TOTAL BOND MKT           A     921937835       27        334SH          SOLE        NONE              334
vANGUARD TOTAL STOCK MKT IDX      A     922908769     2731      42068SH          SOLE        NONE            42068

TOTAL                                              $133,996

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